INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Provision for income taxes	$ (13,759)	$ (54,349)	$ 0
Canada
Statement [Line Items]
Provision for income taxes	(301,603)	(54,349)	0
Loss from operations	$ (3,533,381)	$ (4,254,121)	$ (5,057,042)
Statutory income tax rates	26.50%	26.50%	26.50%
Income tax recovery at statutory income tax rates	$ (936,346)	$ (1,127,342)	$ (1,340,116)
Stock- based compensation expense	249,951	277,895	374,689
Other	151,821	122,137	11,671
Unrecognized benefit of non-capital losses	836,177	672,781	953,756
United States
Statement [Line Items]
Provision for income taxes	0	0	0
Loss from operations	$ (951,531)	$ (420,578)	$ (772,238)
Statutory income tax rates	27.79%	29.71%	26.64%
Income tax recovery at statutory income tax rates	$ (264,430)	$ (124,941)	$ (205,724)
Other	(42,348)	0	0
Unrecognized benefit of non-capital losses	106,158	124,941	170,898
Temporary difference, Equipment	$ 200,620	$ 0	$ 34,826